OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Receipts from customers		¥ 808,799	¥ 580,794
Payables to customers related to government policy compliance incentives		114,909	71,638
Professional service fees		3,727	3,274
Office expenses		7,338	8,636
Payables to employees related to net proceeds from share options exercised		3,217	137
Accrued interest expense related to convertible senior notes		8,016	7,632
Payable for acquisition			27,923
Others		6,172	3,407
Total	$ 138,489	¥ 952,178	¥ 703,441